Leases - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Lease liabilities – current portion	$ 101,947	$ 47,689
Lease liabilities – non-current portion	29,378	17,227
Total	$ 131,325	$ 64,916
Weighted-average remaining lease term – operating leases	1 year 3 months 18 days	1 year 2 months 12 days
Weighted-average discount rate – operating leases	5.99%	5.00%